Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive:

	December 31,
	2014	2013
Options	332,500	—
Warrants	3,145,650	—
Restricted stock units	352,529	—
Total	3,830,679	—

Property Plant And Equipment Useful Life [Table Text Block]	Estimated useful asset life by classification is as follows:

Years
Office Equipment	3
Manufacturing, lab and other equipment	5
Furniture and fixtures	7